Related Party Transactions - Narrative (Details) $ in Millions, $ in Millions, $ in Millions	Apr. 01, 2022 CAD ($)	Nov. 05, 2021 USD ($) MW	Feb. 26, 2021 CAD ($) MW	Aug. 01, 2020 CAD ($)	Dec. 31, 2022 CAD ($)	Oct. 23, 2022 AUD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Apr. 01, 2021 MW
Disclosure of subsidiaries [line items]
Receivables due from associates							$ (18)	$ (14)
Cash drawings					$ 3,653		3,267
TransAlta Renewables Inc.
Disclosure of subsidiaries [line items]
Cash drawings						$ 157
US Wind Projects
Disclosure of subsidiaries [line items]
Exchangeable debentures							$ 7	$ 6
WindCharger Battery Storage Project
Disclosure of subsidiaries [line items]
Aggregate consideration				$ 12
TransAlta Renewables Inc.
Disclosure of subsidiaries [line items]
Aggregate consideration			$ 213
Solar Facilities In North Carolina | TransAlta Renewables Inc.
Disclosure of subsidiaries [line items]
Membership interest		100.00%
Capacity of facility (in megawatts) | MW		122
Aggregate consideration		$ 102
Ada Cogeneration Facility
Disclosure of subsidiaries [line items]
Capacity of facility (in megawatts) | MW									29
Ada Cogeneration Facility | TransAlta Renewables Inc.
Disclosure of subsidiaries [line items]
Membership interest									100.00%
Aggregate consideration	$ 43
Skookumchuck
Disclosure of subsidiaries [line items]
Capacity of facility (in megawatts) | MW									137
Skookumchuck | TransAlta Renewables Inc.
Disclosure of subsidiaries [line items]
Membership interest									49.00%
Aggregate consideration	$ 103
Windrise Wind Facility
Disclosure of subsidiaries [line items]
Capacity of facility (in megawatts) | MW			206
Windrise Wind Facility | TransAlta Renewables Inc.
Disclosure of subsidiaries [line items]
Membership interest			100.00%